Other Liabilities	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Other Liabilities
OTHER LIABILITIES
Other Accrued Liabilities
A summary of other accrued liabilities as of December 31 follows:

	2015	2014
Accrued payroll and benefits	$187.8	$180.2
Accrued fees and taxes	126.5	125.6
Insurance reserves, current portion	127.7	118.6
Ceded insurance reserves, current portion	12.5	12.4
Accrued dividends	103.7	98.7
Current tax liabilities	0.5	16.3
Fuel hedge liabilities	41.0	35.3
Accrued professional fees and legal settlement reserves	44.2	61.2
Withdrawal liability - Central States Pension and Other Funds	—	15.9
Other	72.7	86.5
Total	$716.6	$750.7

 Other Long-Term Liabilities
A summary of other long-term liabilities as of December 31 follows:

	2015	2014
Deferred compensation plan	$83.3	$76.3
Pension and other post-retirement liabilities	12.1	11.0
Legal settlement reserves	24.7	10.8
Ceded insurance reserves	44.0	48.4
Withdrawal liability - Central States Pension and Other Funds	6.1	139.6
Contingent consideration and acquisition holdbacks	78.0	—
Other	61.1	58.8
Total	$309.3	$344.9

Insurance Reserves
Our liabilities for unpaid and incurred but not reported claims as of December 31, 2015 and 2014 (which include claims for workers’ compensation, commercial general and auto liability, and employee-related health care benefits) were $405.8 million and $416.6 million, respectively, under our risk management program and are included in other accrued liabilities and insurance reserves, net of current portion, in our consolidated balance sheets. While the ultimate amount of claims incurred depends on future developments, we believe the recorded reserves are adequate to cover the future payment of claims; however, it is possible that these recorded reserves may not be adequate to cover the future payment of claims. Adjustments, if any, to estimates recorded resulting from ultimate claim payments will be reflected in our consolidated statements of income in the periods in which such adjustments are known. The following table summarizes the activity in our insurance reserves for the years ended December 31:

	2015	2014	2013
Balance at beginning of year	$416.6	$431.5	$426.4
Additions charged to expense	360.4	354.8	379.1
Payments	(373.1)	(372.2)	(377.2)
Accretion expense	1.9	2.5	3.2
Balance at end of year	405.8	416.6	431.5
Less: current portion	(127.7)	(118.6)	(136.6)
Long-term portion	$278.1	$298.0	$294.9